Disclosure of detailed information about finite useful lives of intangible assets (Details)	12 Months Ended
Dec. 31, 2018
Customer relationships [Member]
Statements [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	10 years
Technology [Member] | Bottom of range [Member]
Statements [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 years
Technology [Member] | Top of range [Member]
Statements [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 years